Business Combination (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of contingent liabilities in business combination [abstract]
Schedule of Assets Acquired and Liabilities Assumed at the Date of Acquisition
Assets acquired and liabilities assumed at the date of acquisition are as follows:

(in millions)	Fair value
Assets
Current assets	$87
Other noncurrent assets	36
Developed technology	74
In-process research and development	63
Customer relationships	66
Liabilities
Trade payables and other current liabilities	(14)
Other noncurrent liabilities	(34)
Net identifiable assets acquired	$278
Add: Goodwill(1)	$175
Net assets acquired	$453
(1)    Goodwill is mainly attributable to the workforce, synergies, and expected future growth potential from access to new markets. Goodwill recognized will not be deductible for income tax purposes.
Assets acquired and liabilities assumed at the date of acquisition are as follows:

(in millions)	Fair value
Assets
Current assets	$13
Other noncurrent assets	13
Developed technology	39
In-process research and development	44
Customer relationships	49
Liabilities
Trade payables and other current liabilities	(20)
Other noncurrent liabilities	(7)
Net identifiable assets acquired	$131
Add: Goodwill(1)	$95
Net assets acquired	$226
(1)    Goodwill is mainly attributable to the workforce, synergies, and expected future growth potential from access to new markets. Goodwill recognized will not be deductible for income tax purposes.

Schedule of Purchase Consideration	Details of the purchase consideration:

(in millions)	Amount
Cash	$215
Replacement share-based payment awards	11
Total purchase consideration	$226